Derivative Financial Instruments (Details 2) (Derivatives not designated as hedging instruments [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Derivative instruments gain (loss) recognized in Income
Amount of Loss Recognized in Income on Derivative	$ 2	$ (5)	$ 1	$ (5)
Foreign forward exchange contracts [Member] | Interest expense [Member]
Derivative instruments gain (loss) recognized in Income
Amount of Loss Recognized in Income on Derivative	$ 2	$ (5)	$ 1	$ (5)